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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07414

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

________________________________________________________________________

(Exact name of registrant as specified in charter)

107 South Fair Oaks, Blvd., Suite 315, Pasadena, California 91105

  (Address of principal executive offices)

                               (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

150 Motor Parkway

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 844-1441

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

COMMENTS:

For the twelve month period ending June 30, 2004, no proxies were received nor voted on for the benefit of Montecito Fund shareholders.

ITEM 1. PROXY VOTING RECORD:

Appended  hereto as Exhibit A is the following  information  indicating for each matter relating to a portfolio  security owned by the Registrant  considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

By (Signature and Title)*

/S/ John P. Odell

     John P. Odell, Co. President

Date August 31, 2004

* Print the name and title of each signing officer under his or her signature.

	THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: THE BENDER GROWTH FUND							Item 1, Exhibit A1
	Investment Company Act file number: 811-07414
	July 1, 2003 - June 30, 2004

					N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
1	Amgen Inc.	AMGN	031162100	5/13/2004	1. For the recommended directors 2. Ratify the selection of Ernst & Young	Issuer	Registrant Voted	For the Proposal	For Management
2	Bed Bath & Beyond	BBBY	075896100	7/1/2004	1. For the recommended directors 2. Ratify appointment of KPMG 3. Approve the 2004 Incentive Compensation Plan	Issuer	Registrant Voted	For the Proposal	For Management
					4. To have a Glass Ceiling Commission report prepared annually 5. Proposal regarding senior executive compensation	Security Holder	Registrant Voted	Against the Proposal	For Management
3	Broadcom Corp	BRCM	111320107	4/29/2004	1. For the recommended directors 2. To approve an amendment and restatement of the 1998 Stock Incentive Plan 3. Ratify the appointment of Ernst & Young	Issuer	Registrant Voted	For the Proposal	For Management
4	Brocade Communications Systems	BRCD	111621108	4/7/2004	1. For the recommended directors 2. For ratification of selection of KMPG 3. Amendment and Restatement of 1999 Director Option Plan	Issuer	Registrant Voted	For the Proposal	For Management
5	CDW Corporation	CDWC	12512N105	5/20/2004	1. For the recommended directors 2. Ratify selection of Pricewaterhousecoopers 3. Approval the 2004 Non-Employee Director Equity Compensation Plan	Issuer	Registrant Voted	For the Proposal	For Management
6	Checkpoint Software Technology	CHKP	M22465104	6/30/2004

1. For the recommended directors
2. Ratify the Consolidated Financial Statements
3. Ratify the appointment and compensation of Kost, Forer, Gabbay & Kasierer
4. Amend directors' compensation
5. Approve executive officers' compensation

						Issuer	Registrant Voted	For the Proposal	For Management
7	Cheesecake Factory Inc	CAKE	163072101	5/18/2004

1. For recommended directors
2. Approve Amended and Restated 2000 Omnibus Performance Stock Incentive Plan
3. Approve Amended and Restated 2001 Omnibus Stock Incentive Plan
4. Approve amendment to 1997 Non-Employee Director Stock Option Plan

						Issuer	Registrant Voted	For the Proposal	For Management
8	Chicos Fashion Inc.	CHS	168615102	6/22/2004

1. For recommended directors
2. Approve Articles of Amendment to the Amended and Restated Articles of Incorporation increasing the maximum number of directors
3. Ratify and approve the Amended and Restated 2002 Employee Stock Purchase Plan
4. Ratify the appointment of Ernst & Young

						Issuer	Registrant Voted	For the Proposal	For Management
9	Cisco Systems Inc.	CSCO	17275R102	11/11/2003	1. For the recommended directors 2. Approve an amendment and restatement of the Employee Stock Purchase Plan 3. Ratify the appointment of Pricewaterhousecoopers	Issuer	Registrant Voted	For the Proposal	For Management
					4. To have the company prepare a report regarding promoting or inhibiting internet use 5. That the company prepare a report regarding top executive compensation and its comparison with other companies	Security Holder	Registrant Voted	Against the Proposal	For Management
10	Cognizant Technology	CTSH	192446102	5/26/2004

1. For the recommended directors
2. Amend restated Certificate of Incorporation to increase number of authorized shares
3. Amend 1999 Incentive Compensation Plan
4. Adopt 2004 Employee Stock Purchase Plan
5. Ratify appointment of PricewaterhouseCoopers

						Issuer	Registrant Voted	For the Proposal	For Management
11	Ebay Inc.	EBAY	278642103	6/24/2004

1. For the recommended Directors
2. To approve Amendments to 1999 Global Equity Incentive Plan
3. To approve an amendment to 2001 Equity Incentive Plan
4. To approve amendment to Certificate of Incorporation increasing number of authorized shares of common stock
5. The ratification of selection of Pricewaterhousecoopers

						Issuer	Registrant Voted	For the Proposal	For Management
					6. Requesting expensing of stock options	Security Holder	Registrant Voted	Against the Proposal	For Management
12	Eon Labs Inc.	ELAB	29412E100	5/28/2004	1. For recommended directors 2. Approve an amendment to Restated Certificate of Incorporation increasing the number of authorized shares 3. Ratify the appointment of PricewaterhouseCoopers	Issuer	Registrant Voted	For the Proposal	For Management
13	Gilead Sciences Inc	GILD	375558103	5/25/2004

1. For recommended directors
2. Ratify the selection of Ernst & Young
3. Approve the adoption of the 2004 Equity Incentive Plan
4. Approve an amendment to Restated Certificate of Incorporation increasing the number of authorized shares of common stock

						Issuer	Registrant Voted	For the Proposal	For Management
14	Kohls Corp	KSS	500255104	4/28/2004	1. For recommended directors 2. Ratify the appointment of Ernst & Young	Issuer	Registrant Voted	For the Proposal	For Management
					3. Consider proposal regarding future senior executive equity compensation plans	Security Holder	Registrant Voted	Against the Proposal	For Management
15	Krispy Kreme Doughnuts Inc	KKD	501014104	5/26/2004	1. For recommended directors 2. Ratification of appointment of Pricewaterhousecoopers	Issuer	Registrant Voted	For the Proposal	For Management
16	Medtronic Inc	MDT	585055106	8/28/2003	1. For the recommended directors 2. Ratify the appointment of PricewaterhouseCoopers 3. Apporove 2003 Long-Term Incentive Plan 4. Approve Executive Incentive Plan	Issuer	Registrant Voted	For the Proposal	For Management
17	Network Appliance Inc	NTAP	64120L104	9/2/2003

1. For the recommended directors
2. Approval of amended and restated 1999 Stock Incentive Plan
3. Approval of an amendment to the Employee Stock Purchae Plan
4. Ratify the appointment of Deloitte & Touche

						Issuer	Registrant Voted	For the Proposal	For Management
18	PF Changs China Bistro Inc.	PFCB	69333Y108	4/23/2004

1. For recommended directors
2. Appointment of Ernst & Young as independent auditors
3. Amendment to the Stock Option Plan
4. Approval of adjournment of the meeting, if necessary, to solicity additional proxies.

						Issuer	Registrant Voted	For the Proposal	For Management
19	Paychex Inc	PAYX	704326107	10/2/2003	1. For recommended directors	Issuer	Registrant Voted	For the Proposal	For Management
20	Power One Inc.	PWER	739308104	5/4/2004	1. For recommended directors 2. Approve adoption of 2004 Stock Incentive Plan 3. Ratify the appointment of Deloitte & Touche	Issuer	Registrant Voted	For the Proposal	For Management
21	Qualcomm Inc	QCOM	747525103	3/2/2004	1. For the recommended Directors 2. To approve an amendmen to the 2001 Stock Option Plan to increase the number of authorized shares 3. To ratify the selection of PricewaterhouseCoopers	Issuer	Registrant Voted	For the Proposal	For Management
					4. To elect directors annually, instead of the stagger system	Security Holder	Registrant Voted	Against the Proposal	For Management
22	Skillsoft PLC	SKIL	830928107	10/31/2003

To receive and consider the consolidated financial statements of the companny
For the recommended directors (two separate proposals)
To authorize the audit committee to fix the remuneration of the Company's auditors
To amend the 1995 Employee Share Purchase Plan to increase the authorized number of shares

						Issuer	Registrant Voted	For the Proposal	For Management
23	Staples Inc.	SPLS	855030102	6/17/2004

1. For the recommended Directors
2. Approval of 2004 Stock Incentive Plan
3. Approval of amended and restated 1998 Employee Stock Purchase Plan
4. Approval of amended and restated International Employee Stock Purchase Plan
5. Ratify the selection of Ernst & Young

						Issuer	Registrant Voted	For the Proposal	For Management

6. Proposal on Shareholder rights plans
7. Shareholder proposal on shareholder input on poison
8. Shareholder proposal on commonsense executive compensation
9. Shareholder proposal on auditor independence

						Security Holder	Registrant Voted	Against the Proposal	For Management
24	Starbucks Corp	SBUX	855244109	3/30/2004	1. For recommended directors 2. Ratify the selection of Deloitte & Touche	Issuer	Registrant Voted	For the Proposal	For Management
25	Synopsys Inc	SNPS	871607107	5/26/2004	1. For recommended directors 2. Approve amendment to company's 1994 non-employee directors stock option plan to extend term by 5 years 3. Ratify the appointment of KPMG as independent auditors	Issuer	Registrant Voted	For the Proposal	For Management
26	Tweeter Home Entertainment	TWTR	901167106	1/15/2004

1. For the recommended directors
2. To approve the 2004 Long-Term Incentive Plan
3. To approve the issuance of warrants and the underlying shares of weeter common stock to Retail Masters, LLC in partial payment for consulting services
4. To act upon the approval of the designation of Deloitte & Touche to audit the books, records and accounts for fiscal year 2004.

						Issuer	Registrant Voted	For the Proposal	For Management
27	Utstarcom Inc.	UTSI	918076100	5/14/2004	1. For the recommended directors 2. To ratify the selection of Price WaterhouseCoopers	Issuer	Registrant Voted	For the Proposal	For Management
28	Verisign Inc.	VRSN	92343E102	5/27/2004	1. For the recommended directors 2. Ratify selection of KPMG	Issuer	Registrant Voted	For the Proposal	For Management
29	Watson Pharmaceuticals Inc.	WPI	942683103	5/17/2004	1. For the recommended Directors 2. Ratification of the appointment of Pricewaterhousecoopers	Issuer	Registrant Voted	For the Proposal	For Management
					3. Proposal on Executive Compensation	Security Holder	Registrant Voted	Against the Proposal	For Management
30	Zoran Corp	ZRAN	98975F101	8/8/2003

1. For recommended directors
2. To adopt 2004 Equity Incentive Plan
3. Consider an amendment to 1995 Outside Directors Stock Option Plan to increase the maximum number of shares
4. Consider an amendment to the 1995 Employee Stock Purchase Plan to increase the number of shares
5. Ratify the appointment of PricewaterhouseCoopers

						Issuer	Registrant Voted	For the Proposal	For Management

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: THE MONTECITO FUND							Item 1, Exhibit A2
Investment Company Act file number: 811-07414
July 1, 2003 - June 30, 2004

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Avalonbay Communities	AVP	053484101	5/5/2004

1.     To elect the following eight directors to serve until the 2005 Annual Meeting of Stockholders and until their respective successors are elected and qualify: Bryce Blair, Bruce A. Choate, John J. Healy, Jr., Gilbert M. Meyer, Charles D. Peebler, Jr., Lance R. Primis, Allan D. Schuster and Amy P. Williams.

					Management	NO	NA	NA
				2. To consider and vote upon the stockholder proposal described in the accompanying Proxy Statement if properly presented at the Annual Meeting.	Security Holder	NO	NA	NA
				3. To transact such other business that may be properly brought before the Annual Meeting and at any postponements or adjournments thereof.	Management	NO	NA	NA
ADC Telecommunications	ADCT	000886101	3/2/2004	1. The election of four directors for terms expiring in 2007;	Management	NO	NA	NA

2.   A proposal to amend our Global Stock Incentive Plan to: (a) provide us with greater flexibility to grant “full-value” awards (such as restricted stock and restricted stock units) as part of our long-term incentive compensation program and (b) extend the term of the Plan for three years. This proposal will not increase the aggregate shares currently authorized under the Plan;

					Management	NO	NA	NA
				3. A proposal to amend our Articles of Incorporation to increase the authorized shares of common stock that we may issue from 1,200,000,000 shares to 2,400,000,000 shares;	Management	NO	NA	NA
				4. To ratify the appointment of Ernst & Young LLP as our independent auditors for our fiscal year ending October 31, 2004; and	Management	NO	NA	NA
				5. Such other business as may come properly before the meeting or any adjournment thereof.	Management	NO	NA	NA
Anadigics	ANAD	032515108	5/20/2004	1. The election of three Class III Directors of ANADIGICS to hold office until 2007.	Management	NO	NA	NA
				2. The ratification of the appointment of Ernst & Young LLP as independent auditors of ANADIGICS for the fiscal year ending December 31, 2004.	Management	NO	NA	NA
				3. The transaction of such other business as may properly be brought before the meeting or any adjournment thereof.	Management	NO	NA	NA
Array Biopharma Inc.	ARRY	04269X105	10/30/2003	1. Election of two Class III directors to serve for a three-year term of office expiring at the 2006 Annual Meeting of Stockholders;	Management	NO	NA	NA
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors for the fiscal year ending June 30, 2004; and	Management	NO	NA	NA
				3. Any other matter that properly comes before the Annual Meeting.	Management	NO	NA	NA
Alleghany Corp.	Y	017175100	4/23/2004	1. To elect three directors for terms expiring in 2007.	Management	NO	NA	NA
				2. To consider and take action upon a proposal to ratify the selection of KPMG LLP, independent certified public accountants, as independent auditors for the Company for the year 2004.	Management	NO	NA	NA
				3. To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.	Management	NO	NA	NA
Big Lots Inc.	BLI	089302103	5/18/2004	1. The election of nine directors of the Company; and	Management	NO	NA	NA
				2. Any other business as may properly come before the meeting.	Management	NO	NA	NA
Boston Properties, Inc.	BXP	101121101	5/5/2004	1. To elect four Class I directors, each to serve for a three-year term and until their respective successors are duly elected and qualified.	Management	NO	NA	NA
				2. To consider and act upon a stockholder proposal concerning the annual election of directors, if properly presented at the meeting.	Security Holder	NO	NA	NA
				3. To consider and act upon any other matters that may properly be brought before the annual meeting and at any adjournments or postponements thereof.	Management	NO	NA	NA
Tom Brown Inc.	TBI	115660201	5/6/2004	1. To elect eight directors;	Management	NO	NA	NA
				2. To approve an amendment to the company’s Certificate of Incorporation to increase the number of authorized shares of Common Stock from 55,000,000 shares to 100,000,000 shares; and	Management	NO	NA	NA
				3. To transact such other business as may properly come before the meeting or any adjournment or postponement thereof.	Management	NO	NA	NA
Callaway Golf Company	ELY	131193104	5/25/2004	1. To elect eight directors to the Company’s Board of Directors to serve until the 2005 annual meeting of shareholders and until their successors are elected and qualified;	Management	NO	NA	NA
				2. To approve the Callaway Golf Company 2004 Equity Incentive Plan;	Management	NO	NA	NA
				3. To approve the amendment and restatement of the Callaway Golf Company Employee Stock Purchase Plan; and	Management	NO	NA	NA
				4. To transact such other business as may properly come before the meeting or any adjournments thereof.	Management	NO	NA	NA
Covance Inc.	CVD	222816100	4/29/2004	1. To elect two members to the Company's Class I Board of Directors;	Management	NO	NA	NA
				2. To consider, if properly presented, a shareholder proposal regarding the annual election of directors; and	Security Holder	NO	NA	NA
				3. To act upon such other matters as may properly come before the Annual Meeting.	Management	NO	NA	NA
Dionex Corporation	DNEX	254546104	10/22/2004	1. To elect directors to serve for the ensuing year and until their successors are elected.	Management	NO	NA	NA
				2. To approve adoption of the 2003 Employee Stock Participation Plan.	Management	NO	NA	NA
				3. To ratify the selection of Deloitte & Touche LLP as the Company’s independent auditors for its fiscal year ending June 30, 2004.	Management	NO	NA	NA
				4. To transact such other business as may properly come before the meeting or any adjournment or postponement thereof.	Management	NO	NA	NA
DepoMed Inc.	DMI	249908104	5/27/2004	1. To elect directors to serve until the next annual meeting of shareholders and until their successors are duly elected and qualified.	Management	NO	NA	NA
				2. To approve the adoption of the Company's 2004 Equity Incentive Plan.	Management	NO	NA	NA
				3. To approve the adoption of the Company's 2004 Employee Stock Purchase Plan.	Management	NO	NA	NA
				4. To ratify the appointment of Ernst & Young LLP as independent auditors of the Company for the fiscal year ending December 31, 2004.	Management	NO	NA	NA
				5. To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.	Management	NO	NA	NA
Digimarc Corporation	DMRC	253807101	5/6/2004	1. Election of Directors. To elect two Class II directors, to hold office until the 2007 Annual Meeting of Stockholders or until their successors are elected and qualified (Proposal No. 1);	Management	NO	NA	NA
				2. Ratification of Appointment of Independent Auditors. To ratify the appointment of KPMG LLP as the Company's independent auditors for the year ending December 31, 2004 (Proposal No. 2);	Management	NO	NA	NA
				3. Other Business. To transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof.	Management	NO	NA	NA
Endo Pharmaceuticals Holdin	ENDP	29264F205	5/26/2004

(1) To elect ten nominees for election as directors, representing all of the members of the Board of Directors of the Company, to serve until the next Annual Meeting of Stockholders or until their successors are duly elected and qualified;

					Management	NO	NA	NA
				(2) To ratify the appointment of Deloitte & Touche LLP as independent auditors for the Company’s fiscal year ending December 31, 2004;	Management	NO	NA	NA
				(3) To approve the Company’s 2004 Stock Incentive Plan; and	Management	NO	NA	NA
				(4) To act upon such other matters as may properly come before the Annual Meeting or any adjournments or postponements thereof.	Management	NO	NA	NA
Erie Indemnity Company	ERIE	29530P102	4/29/2003	1. To elect 15 Directors of the Company to serve until the Company’s 2005 Annual Meeting of Shareholders and until their successors are elected;	Management	NO	NA	NA
				2. To consider and act upon a proposal to approve the Company’s new Annual Incentive Plan for the purpose of qualifying it under Section 162(m) of the Internal Revenue Code of 1986 (the “Code”);	Management	NO	NA	NA
				3. To consider and act upon a proposal to approve the Company’s new Long-Term Incentive Plan for the purpose of qualifying it under Section 162(m) of the Code; and	Management	NO	NA	NA
				4. To transact such other business as may properly come before the Annual Meeting and any adjournment, postponement or continuation thereof.	Management	NO	NA	NA
EMS Technologies Inc.	ELMG	26873N108	5/10/2004	1. To elect eight members of the Board of Directors to serve during the ensuing year;	Management	NO	NA	NA
				2. To consider amendments to the Company’s 1997 Stock Incentive Plan; and	Management	NO	NA	NA
				3. To transact such other business as may properly come before the Meeting or any adjournment thereof.	Management	NO	NA	NA
Endocardial Solutions, Inc.	ECSI	292962107	5/18/2004	1. To elect two directors to serve for three-year terms or until their respective successors are elected and qualify; and	Management	NO	NA	NA
				2. To transact such other business as may properly come before the meeting or any adjournment thereof.	Management	NO	NA	NA
Enterasys Networks Inc.	ETS	293637104	6/9/2004	1. To elect two Class III directors;	Management	NO	NA	NA
				2. To approve the adoption of the Company’s 2004 Equity Incentive Plan;	Management	NO	NA	NA
				3. To consider and act upon a stockholder proposal to approve the adoption of the Company’s Amended and Restated Certification of Incorporation to declassify the Board of Directors; and	Management	NO	NA	NA
				4. To transact such other business as may properly come before the meeting and any and all adjourned sessions thereof.	Management	NO	NA	NA
Florida Rock Industries	FRK	341140101	2/4/2004	1. To elect four directors to serve for a term of three years and one director to serve for a term of two years; and	Management	NO	NA	NA
				2. To transact such other business as may properly come before the meeting or any adjournments thereof.	Management	NO	NA	NA
Lecroy Corp.	LCRY	52324W109	10/27/2004	1. To elect two directors to the Board of Directors of the Company, to each serve for a term of three years	Management	NO	NA	NA
				2. To approve the 2003 Stock Incentive Plan	Management	NO	NA	NA
				3. To approve the Amended and Restated 1995 Employee Stock Purchase Plan	Management	NO	NA	NA
Maximus	MMS	577933104	3/18/2004	1. The election of three Class I Directors to serve until the 2007 Annual Meeting of Shareholders	Management	NO	NA	NA
				2. The amendment of our 1997 Employee Stock Purchase Plan to increase the number of shares of our common stock available for purchase under that plan.	Management	NO	NA	NA
				3. The transaction of any other business that may properly come before the meeting or any adjournment of the meeting	Management	NO	NA	NA
Lincoln Electric Holdings	LECO	533900106	4/29/2004	1. Election of Directors	Management	NO	NA	NA
				2. Ratification of Independent Auditors	Management	NO	NA	NA
Nu Skin Enterprises Inc.	NUS	67018T105	5/17/2004	1. To elect a Board of Directors	Management	NO	NA	NA
				2. To ratify the selection of PricewaterhouseCoopers LLP as our independent accountants for the fiscal year ending December 31, 2004	Management	NO	NA	NA
Neose Technologies, Inc.	NTEC	640522108	5/6/2004	1. Elect 9 Directors	Management	NO	NA	NA
				2. Ratify the appointment of our independent auditors for fiscal 2004	Management	NO	NA	NA
				3. Approve an amendment of our certificate of incorporation to increase the number of shares of common stock authorized for issuance by the Company from 30 million shares to 50 million shares	Management	NO	NA	NA
				4. Approve the adoption of our 2004 Equity Incentive Plan	Management	NO	NA	NA
ProLogis	PLD	743410102	5/18/2004	1. To elect four trustees	Management	NO	NA	NA
				2. To approve the amended and restated 2000 share option plan for outside trustees	Management	NO	NA	NA
				3. To approve the appointment of independent auditors for 2004	Management	NO	NA	NA
Retek Incorporated	RETK	76128Q109	5/25/2004	1. The election of two Class II directors	Management	NO	NA	NA
				2. The ratification of the appointment of PricewaterhouseCoopers LLP as our independent accountants for the 2004 calendar year.	Management	NO	NA	NA
Proxim Corp A Shares	PROX	744283102	5/27/2004	1. To elect three Class I directors	Management	NO	NA	NA

2.  To approve a proposed amendment to Proxim Corporation’s Amended and Restated Certificate of Incorporation to increase the total number of shares of stock that the Corporation shall have authority to issue from 425,000,000 to 535,000,000 and to make a corresponding increase in the number of shares of such authorized common stock designated as Class A common stock

					Management	NO	NA	NA
				3. Ratify the appointment of PricewaterhouseCoopers LLP as independent accountants	Management	NO	NA	NA
QuickLogic	QUIK	74837P108	4/21/2004	1. To elect one (1) Class II director	Management	NO	NA	NA
				2. To ratify the appointment of PricewaterhouseCoopers LLP	Management	NO	NA	NA
Quidel Corporation	QDEL	74838J101	5/26/2004	1. To elect six directors	Management	NO	NA	NA
				2. To approve the amendment of the Quidel Corporation 2001 Equity Incentive Plan to increase the number of shares available for issuance by 2,000,000 shares	Management	NO	NA	NA
Remec Incorporated	REMC	759543101	6/11/2004	1. To elect directors	Management	NO	NA	NA
Simpson Manufacturing Co.	SSD	829073105	4/7/2004	1. To elect two directors	Management	NO	NA	NA

2.  To consider and act on a proposal to amend the Company's Certificate of Incorporation to increase the number of shares of Common Stock authorized for issuance from 40,000,000 shares to 80,000,000 shares

					Management	NO	NA	NA
Sangamo BioSciences Inc.	SGMO	800677106	6/10/2004	1. To elect six directors	Management	NO	NA	NA
				2. To approve the 2004 Stock Incentive Plan	Management	NO	NA	NA
				3. To ratify the appointment of Ernst & Young LLP as independent auditors	Management	NO	NA	NA
Skyworks Solutions Inc.	SWKS	83088M102	3/30/2004	1. To elect three members of the Board of Directors of the Company as Class II directors with terms expiring at the 2007	Management	NO	NA	NA
				2. To ratify the selection of KPMG LLP as independent auditors	Management	NO	NA	NA
Verisign Incorporated	VRSN	9234E102	5/27/2004	1. To elect three Class III directors of VeriSign	Management	NO	NA	NA
				2. To ratify the selection of KPMG LLP as our independent auditors	Management	NO	NA	NA
Vital Images	VTAL	92846N104	5/12/2004	1. To elect seven directors	Management	NO	NA	NA
Vornado Realty Trust	VNO	929042109	5/27/2004	1. The election of three persons to the Board of Trustees	Management	NO	NA	NA
				2. Ratification of the appointment of the accounting firm of Deloitte & Touche LLP	Management	NO	NA	NA
Winnebago Industries	WGO	974637100	1/13/2004	1. Elect two Class I directors	Management	NO	NA	NA
				2. Consider and vote upon the Winnebago Industries, Inc. 2004 Incentive Compensation Plan	Management	NO	NA	NA
WJ Communications, Inc.	WJCI	929284107	7/22/2004	1. Elect nine directors	Management	NO	NA	NA
				2. Ratify the appointment of Deloitte & Touche LLP as the Company's independent auditors	Management	NO	NA	NA
Woodward Governor Company	WGOV	980745103	1/28/2004	1. Elect three directors	Management	NO	NA	NA
Simon Property Group	SPG	828806109	5/5/2004	1. To elect a total of eleven (11) directors (seven (7) to be elected by the holders of all classes of voting securities and four (4) to be elected by the holders of Class B Common Stock)	Management	NO	NA	NA
				2. Ratify the appointment of Ernst & Young LLP as independent accountants	Management	NO	NA	NA
				3. STOCKHOLDER PROPOSAL RELATING TO INDEPENDENT CHAIRMAN OF THE BOARD	Security Holder	NO	NA	NA